Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 93,892	$ 1,062,653
Accounts receivable	870	0
Prepaid expenses – current	306,909	420,908
Total Current Assets	401,671	1,483,561
Non-current assets:
Marketable securities held in trust account	42,453,107	230,004,784
Prepaid expenses – noncurrent	0	280,944
Total Non-current Assets	42,453,107	230,285,728
TOTAL ASSETS	42,854,778	231,769,289
Current liabilities:
Accrued expenses	3,219,620	347,146
Accounts payable	51,074	63,839
Accrued interest payable	7,719	0
Promissory notes – related parties, net of debt discount	1,224,635	0
Contingent interest liability	32,865	0
Total Current Liabilities	4,535,913	410,985
Non-current liabilities:
Warrant liability	745,000	7,469,150
Forward purchase unit liability	326,234	521,184
Deferred underwriting fee payable	0	8,050,000
Total Non-current Liabilities	1,071,234	16,040,334
TOTAL LIABILITIES	5,607,147	16,451,319
Commitments and Contingencies
Class A common stock subject to possible redemption	42,453,107	230,004,784
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0	0
Accumulated deficit	(5,206,051)	(14,687,389)
Total Stockholders' Deficit	(5,205,476)	(14,686,814)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	42,854,778	231,769,289
Class A common stock [Member]
Stockholders' Deficit
Common Stock, Value, Issued	0	0
Class B common stock [Member]
Stockholders' Deficit
Common Stock, Value, Issued	$ 575	$ 575